SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS
NOTE 15:-	SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

a.	Financial expenses, net:

	Year ended December 31,
	2013	2012	2011
Financial income:
Interest on bank deposits	$2	$5	$3
foreign currency transaction	16	-	-

	18	5	3
Financial expenses:
In respect of bank loans, bank fees, convertible note and liability related to Dimex acquisition	(542)	(681)	(1,251)
Inducement and related cost	-	-	(760)
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note	-	-	(86)
Change in fair value of forward contracts	(25)	(34)	(44)
Other (mainly foreign currency transaction losses)	-	(71)	(103)

	(567)	(786)	(2,244)

	$(549)	$(781)	$(2,241)

b.	Net earnings (loss) per share:

1.	Numerator:
	Numerator for basic and diluted net Earnings (loss) per share:
	Income (loss)	$-	$(549)	$(3,214)

	Net loss available to ordinary shareholders	$-	$(549)	$(3,214)

2.	Denominator (in thousands):

	Basic weighted average ordinary shares outstanding (in thousands)	1,172	1,118	705
	Diluted weighted average ordinary shares outstanding (in thousands)	1,172	1,118	705
	Basic and diluted net earnings (loss) per share	$-	$(0.49)	$(4.56)